EQUITY (Details 2) (Employee Stock Option [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Option, Outstanding, Beginning Balance (in shares)	450,000	450,000
Option, Granted (in shares)	0	0
Option, Forfeited (in shares)	0	0
Option, Exercised (in shares)	0	0
Option, Outstanding, Ending Balance (in shares)	450,000	450,000
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 1.45	$ 1.45
Options, Aggregate Intrinsic Value, Ending Balance (in dollars)	$ 400,500	$ 0